COLT 2022-9 ABS-15G

Exhibit 99.23

TPR Firm:	Edgemac	Date Submitted:	10/28/2022
Client Name:	COLT 2022-9	Report:	Exception Report - Loan
Client Project:		Loans in report:	8

Report Date	Loan Number	Dummy ID	Edge MAC ID	Seller Loan Number	Originator	Open Material Exceptions	Open Non Material Exceptions	Cleared Exceptions	Cured Exceptions	Waived Exceptions	Compensating Factors	Initial Review Date	Occupancy Type	Property State	Note Date	Loan Purpose	TILA Rating	Loan Initial	Loan Final	Credit Initial	Credit Final	Compliance Initial	Compliance Final	Property Initial	Property Final
10/28/2022	XXXX	4350100621	XXX	XXX	XXX	1) Client approved exception for maximum allowed LTV per guidelines 65%, LTV in file is XXX%.Compensating Factors:1. XXX credit score; XXX points above program minimum credit score of 680 2. XXX months reserves; XXX months greater than 6 month program minimum 3. Borrower has been XXX for the last XXX years 4. DTI ratio of XXX%; XXX% less than 50% program maximum
										COMMENTS: Client elects to waive guideline requirement with compensating factors.	Compensating Factors: 1. XXX credit score; XXX points above program minimum credit score of 680 2. XXX months reserves; XXX months greater than 6 month program minimum 3. Borrower has been XXX for the last XXX years 4. DTI ratio of XXX%; XXX% less than 50% program maximum	7/21/2022	Primary Residence	SC	XXX	Refinance - cash out	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
10/28/2022	XXXX	4350100622	XXX	XXX	XXX	1) Missing evidence the lender has addressed the issue of the borrower receiving cash out as part of this DSCR cash out refinance. A cash out refinance is not eligible under the DSCR loan program guidelines.
COMMENTS: Client elected to waive based on compensating factors.

2) The re-calculated DSCR ratio of XXX% does not meet the program minimum of 1.00. The guidelines require the use of the lower of the executed lease or the market rent reflected on appraisal form 1007. The lease agreement reflects gross rent of $XXX a month vs the market rent of $10,000.00. Using the lower lease rent resulted in a DSCR of XXX%.
										COMMENTS: Client elected to waive and use market rent based on comp factors. Per appraiser, rent is below market due to long term tenant.	Compensating Factors; 1. XXX months reserves, XXX > 6 required 2. Credit score XXX, XXX > 720 required 3. :Low LTV at XXX% 4. Excellent mortgage history - all mortgage accounts paid 0x30	7/21/2022	Investment Property	CA	XXX	Refinance - cash out	Not covered / exempt	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
10/28/2022	XXXX	4350100623	XXX	XXX	XXX	1) Subject zoning is noted as legal non-conforming. Appraiser to obtain a rebuild letter from the city of XXX if the subject is destroyed by fire or other calamity, or by the public enemy to an extent greater than fifty (50%). Additionally, the appraisal attempted to obtain the rebuild letter but was unable to. The appraisal indicates that the property if destroyed may not be able to be rebuilt unless located in a R district and the rebuild letter is requested to confirm.
COMMENTS: UPDATE 07/26/2022: Can be rebuilt per map and appraiser comments provided.	1) Missing a fully executed lease agreement for the subject property. The lease agreement provided has not been signed.
COMMENTS: UPDATE 07/25/2022: Signed exception allowing for use of market rents from Appraisal report to derive DSCR. XXX% LTV, 0x30 housing history, XXX months reserves.

2) The re-calculated DSCR ratio of XXX% does not meet the program minimum of 1.00%. The guidelines require the use of the lower of the executed lease or the market rent reflected on appraisal form 1007. The lease agreement reflects gross rents of $XXX a month vs the market rent of $9,000.00. Using the lease rent resulted in a DSCR of XXX%
COMMENTS: UPDATE 07/25/2022: Signed exception allowing for use of market rents from Appraisal report to derive DSCR which is XXX% using $9,000.00 market rents. XXX% LTV, 0x30 housing history, XXX months reserves.

										3) Client approved exception to allow cash out proceeds on a DSCR loan vs program guidelines which do not allow cash out on the DSCR loan program. Compensating Factors;1. XXX Credit score, XXX > 720 required.2. LTV XXX%, XXX < 75%3. Housing 0x30x12	Compensating Factors; 1. XXX Credit score, XXX > 720 required. 2. LTV XXX%, XXX < 75% 3. Housing 0x30x12	7/22/2022	Investment Property	CA	XXX	Refinance - cash out	Not covered / exempt	EG3	EG2	EG3	EG2	EG1	EG1	EG3	EG1
10/28/2022	XXXX	4350100624	XXX	XXX	XXX	1) For loan amounts between $750,001 and $1,000,000 the maximum LTV is 60.00% with minimum credit score of 680. Lender exception approval provided for LTV of XXX% with credit score of XXX.Compensating Factors:1. Total reserves $XXX exceeds $XXX minimum program requirement (6 months subject + 2 months each additional property)2. 1x30 mortgage late since inception in XXX

2) Lender exception approval provided for allowance of mortgage history of XXX months versus guideline requirement of 12 months.  Missing full 12 month repayment history for the following:  (1) XXX xx rating 7 months from XXX to XXX, and (2) XXX xx rating XXX - XXX (7 months) and mortgage statement paid to XXX.  Missing prior months for both properties to complete full 12 month history.  Unable to determine if housing history met.Compensating Factors:1. Total reserves of $XXX. Discretionary income of $XXX Owner of XXX in XXX for XXX+ years
										COMMENTS: 7/25/2022: Lender exception approval provided with compensating factors	Compensating Factors: 1. Total reserves $XXX exceeds $61,292.28 minimum program requirement (6 months subject + 2 months each additional property) 2. 1x30 mortgage late since inception in XXX	7/22/2022	Investment Property	AZ	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
10/28/2022	XXXX	4350100625	XXX	XXX	XXX					1) Exception Approval; Exception was requested for LTV/CLTV of XXX% when max is 60% for Loan amount over $2,000,001 - $2,500,000.0. Compensating Factors: 1) Low DTI XXX% max 50%2) FICO XXX, minimum 680 3) Good income	Compensating Factors: 1) DTI XXX%, XXX% <50% maximum per guideline requirement 2) FICO XXX, XXX points > 680 minimum guideline requirement 3) Good source of income, and job history	7/22/2022	Primary Residence	CA	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
10/28/2022	XXXX	4350100626	XXX	XXX	XXX	1) Client approved exception in the file to allow an LTV of XXX% vs the program maximum of 80%Compensating Factors 1. 0x30 housing history for the past 20 months 2..High Discretionary Income ($XXX)

2) Client approved exception in file to allow less than 6 months reserves vs program requirement of 6 months reserves. Compensating factors1. 0x30 housing history for the past 20 months 2..High Discretionary Income ($XXX)

3) Client approved exception in the file to allow the use of the higher mid credit score  vs program requirement to use the lowest mid credit score. Compensating factors 1. 0x30 housing history for the past 20 months 2.. High Discretionary Income ($XXX)

4) The re-calculated DTI of XXX% exceeds the maximum allowed of 50%. The lender included  the borrower's sign on income to determine the qualifying income. The sign-on income is not on-going and is not included in the recalculated DTI.
COMMENTS: Client elected to waive with compensating factors.

5) NEW - Missing the settlement statement to evidence the sale of the borrower's departing residence. The estimated HUD-1 settlement statement in the file for the departing residence transaction indicated  the buyer is TBD and does not the name of the buyer.
										COMMENTS: Rec'd Listing agreement in file and client waiver for reserves in file.	Compensating factors 1. 0x30 housing history for the past XXX months 2..High Discretionary Income ($XXX) 3. FICO XXX / XXX 4. B2 XXXys same employer	8/8/2022	Primary Residence	CA	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
10/28/2022	XXXX	4350100627	XXX	XXX	XXX	1) //UPDATE: 08/09/2022 Received a TRID Fee Placement and Tolerance Chart which appears to reflect that the Processing fee in question should be disclosed in Section "A", however, the Processing Fee would only be disclosed in Section "A" if it was charged by the Lender/Broker or if the Payee is an Affiliate of the Lender or Broker. The Settlement Statement in file reflects the fee was paid directly to the Third Party and not considered a pass through fee, nor is there any Affiliated Business Arrangement in file reflecting the Payee is an Affiliate of Lender or Broker. Need a PC CD with explanation letter to borrower moving the Third Party Processing Fee to Section "B".//UPDATE: 08/08/2022 Received proof that the Processing Fee was paid to a Third Party which is NOT the issue. The issue is Third Party Fees should NOT be disclosed in Section "A". Third Party Processing Fee needs to be disclosed in Section "B" of Closing Disclosure.The loan contains errors within one or more TRID disclosure. Processing Fee in Section "A" on Closing Disclosure dated XXX is payable to a Third Party and should be disclosed in Section "B" resulting in the below Secondary Marketing Exception.Secondary Market Exceptions and Loan ConditionsThis loan failed the TRID "Section A. Origination Charges" validation test.This loan contains a fee or fees where "compensation to" is set to a party other than lender or broker, but this fee or fees should not be retained by any party other than the lender or broker.
COMMENTS: 08/09/2022 Received PC CD dated XXX with Processing Fee moved to section "B".

//UPDATE:  08/09/2022 Received a TRID Fee Placement and Tolerance Chart which appears to reflect that the Processing fee in question should be disclosed in Section "A", however, the Processing Fee would only be disclosed in Section "A" if it was charged by the Lender/Broker or if the Payee is an Affiliate of the Lender or Broker.  The Settlement Statement in file reflects the fee was paid directly to the Third Party and not considered a pass through fee, nor is there any Affiliated Business Arrangement in file reflecting the Payee is an Affiliate of Lender or Broker.  Need a PC CD with explanation letter to borrower moving the Third Party Processing Fee to Section "B".

									//UPDATE: 08/08/2022 Received proof that the Processing Fee was paid to a Third Party which is NOT the issue. The issue is Third Party Fees should NOT be disclosed in Section "A". Third Party Processing Fee needs to be disclosed		Compensating Factors: 1. XXX credit score; XXX points above program minimum credit score of 760 2. XXX% LTV;XXX% below 85% program maximum 3.XXX months reserves; XXX months greater than 6 month program minimum 4. Borrower has been XXX for the last XXX years 5. DTI ratio of XXX%; XXX% less than 50% program maximum	8/8/2022	Primary Residence	CA	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG1	EG1	EG3	EG2	EG1	EG1
10/28/2022	XXXX	4350100628	XXX	XXX	XXX						Compensating Factors: 1) FICO XXX, XXX points > 720 minimum guideline requirement 2) DTI XXX% XXX% <50% maximum guidelines 3) LTV/CLTV XXX% max for Condo is 85% XXX% < per guideline /matrix	8/12/2022	Investment Property	CA	8/1/2022	Purchase	Not covered / exempt	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1